Tax - Summary of Tax on Exceptional Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 1990
Major components of tax expense (income) [abstract]
Tax on operating exceptional items, current tax	$ 4	$ 0	$ (3)
Tax on operating exceptional items, deferred tax	1	0	(4)
Exceptional tax charge, current tax	(34)	0	0
Exceptional tax charge, deferred tax	13	0	0
Total tax effect on exceptional items	(16)	0	(7)
Current tax charge related to the acquisition of Holiday Inn				$ 34
Deferred tax credit related to the acquisition of Holiday Inn				$ 34
Adjustments to unprovided or unrecognised deferred tax	$ 21	$ 0	$ 5